Convertible Debt	12 Months Ended
Dec. 31, 2013
Convertible Debt [Abstract]
Convertible Debt

Note 6 - Convertible Debt

In August 2013, the Company received $1,750,000 through the issuance of a convertible note (the "Convertible Note") and a warrant to purchase 87,500 shares of common stock to a third party investor (the "Holder"). The Company estimated the fair value of the warrant using the Black-Scholes option-pricing model to be $90,000, which was amortized to interest expense in 2013. The Convertible Note bore interest at a rate of 8% per annum and was due in full on the earlier of July 1, 2014 or the closing date of a change in control of the Company, unless earlier converted into common stock of the Company. The warrant expires in three years from the date of its issuance. Pursuant to the terms of the Convertible Note, it automatically converted into common stock of the Company on the first day that the Company's securities became publicly traded (the "IPO") at a conversion price of 85% of the price per share at which securities are to be sold in the IPO. In conjunction with the reverse merger, the Convertible Note converted into 686,275 shares of common stock. Upon conversion, the Company recorded $390,000 of additional interest expense which was equal to the intrinsic value of the beneficial conversion feature.

In consideration for entering into the Convertible Note, the Company granted the Holder the sole and exclusive right to market, for the purpose of sale, certain of its products (PCI plugs designed for natural gas fueled internal combustion engines) in all countries of North America.

In June 2012, the Company received financing in the amount of $750,000 in exchange for convertible notes that were convertible into common stock of the Company. Interest was compounded annually at a rate of 8% and was due with principal in October 2012 upon the maturity of the notes. In October 2012, the notes and accrued interest of $12,132 were converted to common stock at a conversion price of $1.66 per share, resulting in the issuance of 457,872 shares of common stock. The notes were convertible at 75% of the price per share at which shares of the common stock were sold pursuant to a qualified offering, as defined in the convertible note agreements. Upon conversion, the Company recorded $254,000 of additional interest expense which was equal to the intrinsic value of the beneficial conversion feature.